Significant Accounting Policies - Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2018
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	Over the life of the lease
Fixtures and Fittings | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Fixtures and Fittings | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	10 years
Motor Vehicles | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	4 years
Motor Vehicles | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	8 years
Computer Equipment | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Computer Equipment | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of property, plant and equipment	10 years